Note 2 - Cost of Sales	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
2	Cost of sales

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2017	2016	2015

Inventories at the beginning of the year	1,563,889	1,843,467	2,779,869

Plus: Charges of the year
Raw materials, energy, consumables and other	2,794,503	1,528,532	1,934,209
Services and fees	244,035	199,210	298,470
Labor cost	778,408	658,975	947,997
Depreciation of property, plant and equipment	383,490	376,965	377,596
Amortization of intangible assets	18,621	27,244	24,100
Maintenance expenses	183,370	122,553	184,053
Allowance for obsolescence	(12,917)	32,765	68,669
Taxes	18,542	16,693	21,523
Other	88,823	89,575	92,059
	4,496,875	3,052,512	3,948,676
Less: Inventories at the end of the year (*)	(2,368,304)	(1,593,708)	(1,843,467)
From discontinued operations	(7,403)	(136,587)	(137,318)
	3,685,057	3,165,684	4,747,760

(*) Inventories as of
December 31, 2016
include $
29.8
million related to discontinued operations.